PRINCIPAL ACCOUNTING POLICIES - Sales and marketing expenses and Business combinations and non-controlling interests (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PRINCIPAL ACCOUNTING POLICIES
Advertising costs	¥ 1,152.6	¥ 1,308.2	¥ 394.9